Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Schedule of inventory

	September 30, 2012	December 31, 2011
Current:
Concentrate stockpiles	$5,666	$3,704
Raw materials	93,909	44,770
Work in process	60,754	16,602
Finished goods	114,671	45,045
Materials and supplies	6,133	1,822
Total current	$281,133	$111,943
Long-term:
Concentrate stockpiles	$1,322	$1,144
Raw materials	8,279	3,186
Finished goods	—	32
Total long-term	$9,601	$4,362

	December 31, 2011	December 31, 2010
Current:
Concentrate stockpiles	$3,704	$4,206
Raw materials	44,770	400
Work in process	16,602	3,582
Finished goods	45,045	9,307
Materials and supplies	1,822	1,327
Total current	$111,943	$18,822
Long-term:
Concentrate stockpiles	$1,144	$5,108
Raw materials	3,186	—
Finished goods	32	104
Total long-term	$4,362	$5,212

Schedule of property, plant and equipment

	September 30, 2012	December 31, 2011
Land	$12,292	$11,059
Land improvements	63,268	15,748
Buildings and improvements	112,182	23,677
Plant and equipment	157,970	68,441
Vehicles	2,526	1,235
Computer software	5,067	3,002
Furniture and fixtures	733	464
Construction in progress (a)	1,006,632	436,547
Capital Leases	15,658	—
Mineral properties	24,399	24,692
Property, plant and equipment at cost	1,400,727	584,865
Less accumulated depreciation	(37,283)	(23,237)
Property, plant and equipment, net	$1,363,444	$561,628

(a)	Represents costs incurred for Project Phoenix Phase 1 and Project Phoenix Phase 2 and all other capital projects. See Note 2.

	December 31, 2011	December 31, 2010
Land	$11,059	$800
Land improvements (15 years)	15,748	15,415
Buildings and improvements (4 to 27 years)	23,677	6,892
Plant and equipment (2 to 12 years)	68,441	19,560
Vehicles (7 years)	1,235	1,049
Computer software (5 years)	3,002	1,563
Furniture and fixtures (5 years)	464	170
Construction in progress	436,547	34,809
Mineral properties	24,692	23,968
Property, plant and equipment at cost	584,865	104,226
Less accumulated depreciation	(23,237)	(10,260)
Property, plant and equipment, net	$561,628	$93,966

Schedule of amortizable intangible assets

	September 30, 2012	December 31, 2011
Customer relationships	$350,925	$2,153
Rare earth quotas	80,300	—
Patents	39,753	—
Trade name	16,586	786
Land use rights	3,420	—
Other	4,419	516
Gross carrying amount	495,403	3,455
Less accumulated amortization	(16,230)	(383)
Net carrying amount	$479,173	$3,072

	December 31, 2011	December 31, 2010
Trade name	$786	$786
Customer relationships	2,153	—
Other	516	—
Gross carrying amount	3,455	786
Less accumulated amortization	(383)	(147)
Net carrying amount	$3,072	$639

Schedule of finite-lived intangible assets, future amortization expense

2012	$265
2013	261
2014	260
2015	260
2016	260
Thereafter	1,766
Total	$3,072

Schedule of accrued expenses

	September 30, 2012	December 31, 2011
Defined contribution plan	$1,928	$1,088
Professional fees	4,456	—
Accrued payroll and related benefits	8,246	3,024
Sales and use tax	9,412	1,367
Bonus accrual	3,683	4,845
Interest payable	27,733	345
Advance from customer	2,898	—
Other accrued expenses	7,933	2,229
Total accrued expenses	$66,289	$12,898

	December 31, 2011	December 31, 2010
Defined contribution plan	$1,088	$1,199
Accrued payroll and related benefits	3,024	1,185
Accrued tolling fees	—	404
Sales and use tax	1,367	532
Accrued bonus	4,845	554
Interest payable	345	9
Other accrued expenses	2,229	342
Total accrued expenses	$12,898	$4,225

Summary of the current and non-current portions of the debt outstanding

	September 30, 2012
	Current	Non-Current
10% Senior Secured Notes, net of discount, due June 2020	$—	$635,802
3.25% Convertible Notes, net of discount, due June 2016	—	196,699
5.00% Debentures, net of discount	—	2,774
6.00% Convertible Notes, net of discount, due June 2017	—	328,494
Bank loans with a weighted average rate of 4.00% due November 2012 - September 2017	32,693	4,435
Total debt	32,693	1,168,204

Capital lease obligations	242	15,324
Total debt and capital lease obligations	$32,935	$1,183,528

	December 31, 2011
	Current	Non-Current
3.25% Convertible Notes, net of discount, due June 2016	$—	$190,877
Bank loans 2.69% - 3.88% due February 2012 - September 2017	1,516	5,668
Total debt	$1,516	$196,545

	December 31, 2011
	Current	Non-Current
Notes 3.25%, net of discount, due June 2016	$—	$190,877
Bank loans 2.69% - 3.88% due February 2012 - September 2017	1,516	5,668
Total debt	$1,516	$196,545

Schedule of activity in asset retirement obligation

	Nine Months Ended September 30, 2012	Year Ended December 31, 2011
Balance at beginning of period	$15,541	$12,471
Obligations settled	(1,487)	(1,030)
Accretion expense	897	955
Revisions in estimated cash flows	7,872	2,508
Gain on settlement	—	637
Balance at end of period	$22,823	$15,541

	Year Ended December 31, 2011	Year Ended December 31, 2010
Balance at beginning of period	$12,471	$14,202
Obligations settled	(1,030)	(632)
Accretion expense	955	912
Revisions in estimated cash flows	2,508	(1,939)
Loss (Gain) on settlement	637	(72)
Balance at end of period	$15,541	$12,471

Schedule of components of income tax expense (benefit)

Year Ended December 31, 2011
Current
Federal	$18,721
State	6,952
Total current	25,673
Deferred
Federal	3,687
State	(784)
Total deferred	2,903
Total tax provision	$28,576

Schedule of income before income taxes, domestic and foreign

	December 31, 2011	December 31, 2010	December 31, 2009
United States	$141,801	$(50,774)	$(28,587)
Foreign	5,109	—	—
Total	$146,910	$(50,774)	$(28,587)

Schedule of effective income tax rate reconciliation

Year Ended December 31, 2011
Federal tax computed at the statutory rate	$51,419
State taxes, net of federal benefit	5,255
Change In valuation allowance	(22,730)
Federal tax credits	(2,627)
Domestic production activities deduction	(2,493)
Foreign income tax rate differential	(1,735)
Other items, net	1,487
Income tax expense	$28,576

Summary of income tax contingencies

Year Ended December 31, 2011
Balance, beginning of year	$—
Tax position related to current year:
Additions	519
Tax positions related to prior years:
Additions	—
Settlements	—
Statute of limitations closures	—
Balance, end of year	$519

Schedule of deferred tax assets and liabilities

	December 31, 2011	December 31, 2010
Deferred tax assets:
Current:
Inventory	$—	$1,133
Other	806	106
Total current	806	1,239
Non-current:
Asset retirement obligation	419	656
Mineral resources	16,975	16,516
Employee stock compensation benefits	835	—
Net operating losses	852	6,750
Other	116	62
Total non-current	19,197	23,984
Deferred tax liabilities:
Current	—	—
Inventory	1,849	—
Other	313	—
Total current	2,162	—
Non-current:
Development costs	217	96
Property, plant and equipment	3,647	2,397
Section 174 costs	20,094	—
Convertible debt (Notes)	14,138
Other	—	—
Total non-current	38,096	2,493
Net deferred taxes, before valuation allowance	(20,255)	22,730
Valuation allowance	—	(22,730)
Total deferred tax	$(20,255)	$—

Schedule of earnings per share, basic and diluted

	Three Months Ended
(In thousands, except share and per share amounts)	September 30, 2012	September 30, 2011
Net (loss) income attributable to Molycorp stockholders	$(18,891)	$45,356
Dividends on Convertible Preferred Stock	(2,846)	(2,846)
(Loss) income attributable to common stockholders	(21,737)	42,510
Weighted average common shares outstanding—basic	117,086,022	83,847,119
Basic (loss) earnings per share	$(0.19)	$0.51

(Loss) income attributable to common stockholders	(21,737)	42,510
Effect of dilutive 3.25% Convertible Notes	—	404
(Loss) income attributable to common stockholders adjusted for effect of dilution	(21,737)	42,914
Weighted average common shares outstanding—diluted	117,086,022	87,069,256
Diluted (loss) earnings per share	$(0.19)	$0.49

	Nine Months Ended
(In thousands, except share and per share amounts)	September 30, 2012	September 30, 2011
Net (loss) income attributable to Molycorp stockholders	$(89,976)	$90,947
Dividends on Convertible Preferred Stock	(8,539)	(7,116)
(Loss) income attributable to common stockholders	(98,515)	83,831
Weighted average common shares outstanding—basic	101,147,638	83,321,816
Basic (loss) earnings per share	$(0.97)	$1.01

(Loss) income attributable to common stockholders	(98,515)	83,831
Effect of dilutive 3.25% Convertible Notes	—	413
(Loss) income attributable to common stockholders adjusted for effect of dilution	(98,515)	84,244
Weighted average common shares outstanding—diluted	101,147,638	84,596,676
Diluted (loss) earnings per share	$(0.97)	$1.00

(In thousands, except share and per share amounts)	Year Ended December 31, 2011
Net income attributable to Molycorp stockholders	$117,526
Cumulative undeclared and paid dividends on preferred stock	(9,962)
Net income attributable to common stockholders	107,564
Weighted average common shares outstanding—basic	83,454,221
Basic earnings per share	$1.29
Net income attributable to common stockholders	$107,564
Effect of dilutive Notes	413
Income attributable to common stockholders, adjusted for the effect of dilutive Notes	107,977
Weighted average common shares outstanding—dilutive	85,220,017
Dilutive earnings per share	$1.27